Transmission Rights and Programming (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transmission Rights and Programming.
Transmission rights	$ 8,210,722	$ 8,309,497
Programming	5,838,665	6,198,972
Total current transmission rights and programming	14,049,387	14,508,469
Transmission rights	4,809,998	4,511,791
Programming	3,348,523	3,463,505
Total non-current transmission rights and programming	8,158,521	7,975,296
Current portion of transmission rights and programming	5,890,866	6,533,173
Amortization of transmission rights and programming	$ 15,296,563	$ 14,591,858	$ 13,216,319